Baird Chautauqua International Growth Fund
Schedule of Investments
as of March 31, 2024 (Unaudited)

COMMON STOCKS - 96.9%	Shares	Value
Canada - 7.5%
Insurance - 2.8%
Fairfax Financial Holdings Ltd.	24,316	26,210,765
		$–
Software - 4.7%
Constellation Software, Inc.	15,703	42,893,285
Total Canada		69,104,050

China - 10.5%
Biotechnology - 2.7%
BeiGene Ltd. - ADR(a)	160,547	25,107,946
		$–
Broadline Retail - 5.1%
Alibaba Group Holding Ltd. - ADR	214,538	15,523,970
Prosus NV	990,447	31,001,482
		46,525,452
Life Sciences Tools & Services - 0.5%
Wuxi Biologics Cayman, Inc.(a)(b)	2,681,822	4,906,022
		$–
Real Estate Management & Development - 2.2%
KE Holdings, Inc. - ADR	1,483,716	20,371,420
Total China		96,910,840

Denmark - 11.6%
Biotechnology - 3.1%
Genmab AS(a)	95,843	28,736,479
		$–
Health Care Equipment & Supplies - 3.4%
Coloplast AS - Class B	230,887	31,173,685
		$–
Pharmaceuticals - 5.1%
Novo Nordisk AS - ADR	366,985	47,120,874
Total Denmark		107,031,038

France - 4.8%
Aerospace & Defense - 3.4%
Safran SA	140,580	31,837,494
		$–
Textiles, Apparel & Luxury Goods - 1.4%
Kering SA	32,032	12,687,385
Total France		44,524,879

Hong Kong - 1.1%
Capital Markets - 1.1%
Hong Kong Exchanges & Clearing Ltd.	355,526	10,359,413

India - 8.2%
Banks - 3.7%
HDFC Bank Ltd. - ADR	611,103	34,203,435
		$–
IT Services - 4.5%
Tata Consultancy Services Ltd.	889,742	41,525,997
Total India		75,729,432

Indonesia - 4.4%
Banks - 4.4%
Bank Rakyat Indonesia Persero Tbk PT	106,117,280	40,576,590

Japan - 13.6%
Automobiles - 3.3%
Suzuki Motor Corp.	2,663,640	30,411,493
		$–
Electronic Equipment, Instruments & Components - 4.0%
Keyence Corp.	77,213	35,846,979
		$–
Machinery - 2.8%
FANUC Corp.	924,308	25,784,948
		$–
Professional Services - 3.5%
Recruit Holdings Co. Ltd.	734,399	32,245,116
Total Japan		124,288,536

Netherlands - 10.4%
Financial Services - 4.9%
Adyen NV(a)(b)	26,495	44,753,823
		$–
Semiconductors & Semiconductor Equipment - 5.5%
ASML Holding NV	51,666	50,140,302
Total Netherlands		94,894,125

Singapore - 5.3%
Banks - 2.8%
DBS Group Holdings Ltd.	980,491	26,167,167
		$–
Entertainment - 2.5%
Sea Ltd. - ADR(a)	431,859	23,195,147
Total Singapore		49,362,314

Switzerland - 2.2%
Software - 2.2%
Temenos AG	287,088	20,535,514

Taiwan, Province Of China - 5.3%
Semiconductors & Semiconductor Equipment - 5.3%
Taiwan Semiconductor Manufacturing Co. Ltd. - ADR	354,611	48,244,827

United States - 12.0%
Automobile Components - 1.5%
Aptiv PLC(a)	169,181	13,475,267
		$–
Commercial Services & Supplies - 4.8%
Waste Connections, Inc.	258,523	44,468,541
		$–
Independent Power and Renewable Electricity Producers - 2.2%
Brookfield Renewable Corp. - Class A	821,648	20,187,891
		$–
Software - 3.5%
Atlassian Corp. - Class A(a)	164,590	32,113,155
Total United States		110,244,854
TOTAL COMMON STOCKS (Cost $721,338,682)		891,806,412

WARRANTS - 0.0%(c)	Contracts	Value
Canada - 0.0%(c)
Software — 0.0%(c)
Constellation Software, Inc./Canada, Expires 03/31/2040, Exercise Price $0.00(a)(d)	14,550	0
TOTAL WARRANTS (Cost $0)		0

SHORT-TERM INVESTMENTS - 2.8%
Money Market Funds - 2.8%	Shares
First American Government Obligations Fund - Class U, 5.25%(e)	25,877,684	25,877,684

TOTAL SHORT-TERM INVESTMENTS (Cost $25,877,684)		25,877,684

TOTAL INVESTMENTS - 99.7% (Cost $747,216,366)		$917,684,096
Other Assets in Excess of Liabilities - 0.3%		2,714,439
TOTAL NET ASSETS - 100.0%		$920,398,535

Percentages are stated as a percent of net assets.

The Global Industry Classification Standard (GICS®) was developed by and/or is the exclusive property of MSCI, Inc. and Standard & Poor’s Financial Services LLC (“S&P”). GICS is a service mark of MSCI, Inc. and S&P and has been licensed for use by U.S. Bank Global Fund Services.

ADR - American Depositary Receipt
AG - Aktiengesellschaft
NV - Naamloze Vennootschap
PLC - Public Limited Company
SA - Sociedad Anónima

(a)	Non-income producing security.
(b)
Security is exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may only be resold in transactions exempt from registration to qualified institutional investors. As of March 31, 2024, the value of these securities total $49,659,845 or 5.4% of the Fund’s net assets.

(c)	Represents less than 0.05% of net assets.
(d)
Fair value determined using significant unobservable inputs in accordance with procedures established by and under the supervision of the Adviser, acting as Valuation Designee. These securities represented $0 or 0.0% of net assets as of March 31, 2024.

(e)	The rate shown represents the 7-day effective yield as of March 31, 2024.

Baird Chautauqua International Growth Fund
Summary of Fair Value Exposure at March 31, 2024 (Unaudited)

The Fund has adopted authoritative fair valuation accounting standards which establish a definition of fair value and set out a hierarchy for measuring fair value. These standards require additional disclosures about the various inputs and valuation techniques used to develop the measurements of fair value and a discussion on changes in valuation techniques and related inputs during the period. These standards define fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date.

The fair value hierarchy is organized into three levels based upon the assumptions (referred to as "inputs") used in pricing the asset or liability. These standards state that "observable inputs" reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from independent sources and "unobservable inputs" reflect an entity's own assumptions about the assumptions market participants would use in pricing the asset or liability. These inputs are summarized into three broad levels and described below:

Level 1 - Quoted prices (unadjusted) in active markets for identical assets or liabilities that the reporting entity can access at the measurement date.
Level 2 - Inputs other than quoted prices included within Level 1 that are observable for the asset or liability, either directly or indirectly.
Level 3 - Unobservable inputs for the asset or liability.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used to value the Fund's investments as of March 31, 2024:

	Level 1	Level 2	Level 3		Total
Assets:
Common Stocks	443,256,826	448,549,586	–		891,806,412
Warrants	–	–	0	(a)	0	(a)
Money Market Funds	25,877,684	–	–		25,877,684
Total Assets	469,134,510	448,549,586	0	(a)	917,684,096

Changes in valuation techniques may result in transfers into or out of assigned levels within the fair value hierarchy. Warrants with a fair value of $0 are priced at fair value by the Valuation Committee instead of the Fund’s pricing vendor and are valued using level 3 inputs. There were no transfers into or out of Level 3 during the period, as compared to the security classifications from the prior year’s annual report. See the Fund’s Valuation Policy in Note 2a to the financial statements.

Refer to the Schedule of Investments for country classifications.

(a)	Amount is less than $0.50.